Non-life and Life and Health Reserves - Components of Non-life reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of non-life reserves [Line Items]
Non-life reserves	$ 10,363,383	$ 9,895,376
Non Life
Components of non-life reserves [Line Items]
Case reserves	4,203,052	4,217,068
ACRs	158,220	174,713
IBNR reserves	6,002,111	5,503,595
Non-life reserves	$ 10,363,383	$ 9,895,376	$ 10,102,172	$ 9,247,200